Note 2: Summary of Significant Accounting Practices: Basis of Accounting (Policies)	12 Months Ended
May 31, 2013
Policies
Basis of Accounting

BASIS OF ACCOUNTING

Our consolidated financial statements include the accounts of all of our wholly-owned subsidiaries and we have eliminated all significant intercompany balances and transactions in consolidation.